Exhibit 99.1
Nissan Auto Lease Trust 2008-A
Monthly Servicer's Report for the month of November 2008

Collection Period Start	1-Nov-08	Distribution Date	15-Dec-08
Collection Period End	30-Nov-08	30/360 Days	30
Beg. of Interest Period	17-Nov-08	Actual/360 Days	28
End of Interest Period	15-Dec-08

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		550,081,594.75	486,083,006.15	477,962,912.08	0.8688946
Total Securities		550,081,594.75	486,083,006.15	477,962,912.08	0.8688946
Class A-1 Notes	2.814500%	77,100,000.00	13,101,411.40	4,981,317.33	0.0646085
Class A-2a Notes	4.270000%	98,000,000.00	98,000,000.00	98,000,000.00	1.0000000
Class A-2b Notes	2.972500%	75,000,000.00	75,000,000.00	75,000,000.00	1.0000000
Class A-3a Notes	5.140000%	155,000,000.00	155,000,000.00	155,000,000.00	1.0000000
Class A-3b Notes	3.622500%	70,000,000.00	70,000,000.00	70,000,000.00	1.0000000
Class A-4 Notes	5.560000%	22,724,000.00	0.00	0.00	0.0000000
Certificates and Residual Interest	0.000000%	52,257,594.75	74,981,594.75	74,981,594.75	1.4348459

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	8,120,094.07	28,679.72	105.3189892	0.3719808
Class A-2a Notes	0.00	348,716.67	0.0000000	3.5583334
Class A-2b Notes	0.00	173,395.83	0.0000000	2.3119444
Class A-3a Notes	0.00	663,916.67	0.0000000	4.2833334
Class A-3b Notes	0.00	197,225.00	0.0000000	2.8175000
Class A-4 Notes	0.00	0.00	0.0000000	0.0000000
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	8,120,094.07	1,411,933.89

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal	6,408,027.07
Monthly Interest	2,641,089.87
Total Monthly Payments	9,049,116.94

Interest Rate Cap Payments	0.00

Advances:
Aggregate Monthly Payment Advances	779,842.76
Aggregate Sales Proceeds Advance	205,752.71
Total Advances	985,595.47

Vehicle Disposition Proceeds:
Reallocation Payments	693,862.97
Repurchase Payments	29,583.67
Net Auction Proceeds	0.00
Recoveries	0.00
Net Liquidation Proceeds	834,416.19
Excess Wear and Tear and Excess Mileage	4,401.30
Remaining Payoffs	0.00
Net Insurance Proceeds	198,321.10
Residual Value Surplus	5,349.05
Total Collections	11,800,646.69

Exhibit 99.1
Nissan Auto Lease Trust 2008-A
Monthly Servicer's Report for the month of November 2008

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	24,834	544,099,946.71	9.25000%	486,083,006.15
Total Depreciation Received		(8,060,461.87)		(6,189,569.37)
Principal Amount of Gross Losses	(40)	(864,827.30)		(793,592.01)
Repurchase / Reallocation	(2)	(34,542.07)		(29,583.67)
Early Terminations	(6)	(145,810.06)		(138,095.28)
Scheduled Terminations	(52)	(1,036,273.75)		(969,253.74)
Pool Balance - End of Period	24,734	533,958,031.66	9.25000%	477,962,912.08

III. DISTRIBUTIONS

Total Collections					11,800,646.69
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					11,800,646.69

1. Net Swap Payment/Receipts					199,865.28
2. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
3. Reimbursement of Payment Advance					355,974.30
4. Reimbursement of Sales Proceeds Advance					230,360.66
5. Servicing Fee:
Servicing Fee Due					405,069.17
Servicing Fee Paid					405,069.17
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					1,191,269.41

6. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					28,679.72

Class A-1 Notes Monthly Interest Paid					28,679.72
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall					0.00
Class A-2a Notes Interest on Interest Carryover Shortfall					0.00
Class A-2a Notes Monthly Available Interest Distribution Amount					348,716.67

Class A-2a Notes Monthly Interest Paid					348,716.67
Chg in Class A-2a Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall					0.00
Class A-2b Notes Interest on Interest Carryover Shortfall					0.00
Class A-2b Notes Monthly Available Interest Distribution Amount					173,395.83

Class A-2b Notes Monthly Interest Paid					173,395.83
Chg in Class A-2b Notes Int. Carryover Shortfall					0.00

Class A-3a Notes Monthly Interest
Class A-3a Notes Interest Carryover Shortfall					0.00
Class A-3a Notes Interest on Interest Carryover Shortfall					0.00
Class A-3a Notes Monthly Available Interest Distribution Amount					663,916.67

Class A-3a Notes Monthly Interest Paid					663,916.67
Chg in Class A-3a Notes Int. Carryover Shortfall					0.00

Class A-3b Notes Monthly Interest
Class A-3b Notes Interest Carryover Shortfall					0.00
Class A-3b Notes Interest on Interest Carryover Shortfall					0.00
Class A-3b Notes Monthly Available Interest Distribution Amount					197,225.00

Class A-3b Notes Monthly Interest Paid					197,225.00
Chg in Class A-3b Notes Int. Carryover Shortfall					0.00

Exhibit 99.1
Nissan Auto Lease Trust 2008-A
Monthly Servicer's Report for the month of November 2008

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	0.00

Class A-4 Notes Monthly Interest Paid	0.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	1,411,933.89
Total Note and Certificate Monthly Interest Paid	1,411,933.89
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	9,197,443.39

7. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	8,120,094.07

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	8,120,094.07
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

8. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	1,077,349.32

Exhibit 99.1
Nissan Auto Lease Trust 2008-A
Monthly Servicer's Report for the month of November 2008

IV. RESERVE ACCOUNT

Initial Reserve Account Amount	1,375,203.99
Required Reserve Account Amount	49,512,447.84
Beginning Reserve Account Balance	26,591,942.15
Additional Cash Infusion	0.00
Reinvestment Income for the Period	72,091.90
Reserve Fund Available for Distribution	26,664,034.05
Reserve Fund Draw Amount	0.00
Deposit of Remaining Available Collections	1,077,349.32
Gross Reserve Account Balance	27,741,383.37
Remaining Available Collections Released to Seller	0.00
Ending Reserve Account Balance	27,741,383.37

V. POOL STATISTICS

Weighted Average Remaining Maturity	20.89
Monthly Prepayment Speed	35%
Lifetime Prepayment Speed	57%

$	units
Recoveries of Defaulted and Casualty Receivables	645,191.07
Securitization Value of Defaulted Receivables and Casualty Receivables	793,592.01	40
Aggregate Defaulted and Casualty Gain (Loss)	(148,400.94)
Pool Balance at Beginning of Collection Period	486,083,006.15
Net Loss Ratio	-0.0305%

Cumulative Net Losses for all Periods	0.4328%	2,380,490.18

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	8,026,121.20	402
61-90 Days Delinquent	2,690,903.55	136
91-120+ Days Delinquent	978,554.67	49
Total Delinquent Receivables:	11,695,579.42	587
60+ Days Delinquencies as Percentage of Receivables	0.75%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	272,550.97	18
Securitization Value	373,417.08
Aggregate Residual Gain (Loss)	(100,866.11)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	2,706,022.21	1	165
Cumulative Securitization Value	3,471,585.13
Cumulative Residual Gain (Loss)	(765,562.92)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance	464,304.67
Reimbursement of Outstanding Advance	230,360.66
Additional Advances for current period	205,752.71
Ending Balance of Residual Advance	439,696.72

Beginning Balance of Payment Advance	1,351,619.42
Reimbursement of Outstanding Payment Advance	355,974.30
Additional Payment Advances for current period	779,842.76
Ending Balance of Payment Advance	1,775,487.88

Exhibit 99.1
Nissan Auto Lease Trust 2008-A
Monthly Servicer's Report for the month of November 2008

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals, substitutions or
repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No